Fair Values of Assets and Liabilities - Additional Information (Detail) (USD $)	Dec. 31, 2013	Dec. 31, 2012
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Fair value transfer assets and liabilities	$ 0
Liabilities measured at fair value non-recurring basis	57,000	12,000
Fair Value Measurements Nonrecurring [Member]
Fair Value Of Assets And Liabilities Measured On Non Recurring Basis [Line Items]
Liabilities measured at fair value non-recurring basis	$ 0